Fees Summary	Oct. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 94,961,511.68
Previously Paid Amount	0.00
Total Fee Amount	8,261.65
Total Offset Amount	0.00
Net Fee	8,261.65
Narrative - Max Aggregate Offering Price	$ 94,961,511.68
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true